Property and equipment - Schedule of property and equipment (Details) - CAD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2021
Cost
Beginning balance	$ 1,663,095		$ 1,532,337
Additions	39,212		55,259
Disposal	0		0
Translation	(8,651)		75,499
Ending balance	1,767,102		1,663,095	$ 1,663,095
Accumulated amortization
Beginning balance	202,920		0
Additions	70,945	$ 4,860	200,622	200,622	$ 0
Disposal	0		0
Translation	(2,776)		2,298
Ending balance	271,089		202,920	202,920
Net Book Value, beginning	1,460,175	$ 0	1,532,337	0
Net Book Value, ending	1,496,013		1,460,175	1,460,175	$ 0
Acquired - March 11, 2022 [Member]
Cost
Beginning balance	73,446
Ending balance			73,446	73,446
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Total [Member]
Cost
Beginning balance	1,736,541
Ending balance			1,736,541	1,736,541
Accumulated amortization
Beginning balance	202,920
Ending balance			202,920	202,920
Machinery and Equipment [Member]
Cost
Beginning balance	1,444,616		1,319,687
Additions	25,334		55,259
Disposal	0		0
Translation	(5,688)		69,670
Ending balance	1,464,262		1,444,616	1,444,616
Accumulated amortization
Beginning balance	178,244		0
Additions	59,683		176,226
Disposal	0		0
Translation	(1,004)		2,018
Ending balance	236,923		178,244	178,244
Machinery and Equipment [Member] | Acquired - March 11, 2022 [Member]
Cost
Beginning balance	0
Ending balance			0	0
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Machinery and Equipment [Member] | Total [Member]
Cost
Beginning balance	1,444,616
Ending balance			1,444,616	1,444,616
Accumulated amortization
Beginning balance	178,244
Ending balance			178,244	178,244
Computer equipment and software [Member]
Cost
Beginning balance	73,728		70,029
Additions	13,878		0
Disposal	0		0
Translation	(2,237)		3,699
Ending balance	131,217		73,728	73,728
Accumulated amortization
Beginning balance	15,269		0
Additions	6,583		15,096
Disposal	0		0
Translation	(1,710)		173
Ending balance	20,142		15,269	15,269
Computer equipment and software [Member] | Acquired - March 11, 2022 [Member]
Cost
Beginning balance	45,848
Ending balance			45,848	45,848
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Computer equipment and software [Member] | Total [Member]
Cost
Beginning balance	119,576
Ending balance			119,576	119,576
Accumulated amortization
Beginning balance	15,269
Ending balance			15,269	15,269
Furniture and Fixtures [Member]
Cost
Beginning balance	10,235		9,721
Additions	0		0
Disposal	0		0
Translation	(197)		514
Ending balance	37,636		10,235	10,235
Accumulated amortization
Beginning balance	1,292		0
Additions	420		1,277
Disposal	0		0
Translation	(8)		15
Ending balance	1,704		1,292	1,292
Furniture and Fixtures [Member] | Acquired - March 11, 2022 [Member]
Cost
Beginning balance	27,598
Ending balance			27,598	27,598
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Furniture and Fixtures [Member] | Total [Member]
Cost
Beginning balance	37,833
Ending balance			37,833	37,833
Accumulated amortization
Beginning balance	1,292
Ending balance			1,292	1,292
Leasehold Improvements [Member]
Cost
Beginning balance	134,516		132,900
Additions	0		0
Disposal	0		0
Translation	(529)		1,616
Ending balance	133,987		134,516	134,516
Accumulated amortization
Beginning balance	8,115		0
Additions	4,259		8,023
Disposal	0		0
Translation	(54)		92
Ending balance	12,320		8,115	8,115
Leasehold Improvements [Member] | Acquired - March 11, 2022 [Member]
Cost
Beginning balance	0
Ending balance			0	0
Accumulated amortization
Beginning balance	0
Ending balance			0	0
Leasehold Improvements [Member] | Total [Member]
Cost
Beginning balance	134,516
Ending balance			134,516	134,516
Accumulated amortization
Beginning balance	$ 8,115
Ending balance			$ 8,115	$ 8,115